Activity Impacting Deferred Acquisition Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Mar. 31, 2013
Unamortized balance as of January 1	$ 5,458		$ 5,359	[1]	$ 5,297	[1]
Impact of foreign currency translation	9		(8)		(16)	[1]
Costs deferred	611		637		587	[1]
Amortization, net of interest accretion	(618)		(460)		(510)	[1]
Cumulative effect of changes in accounting	0		0		1	[1]
Other	0	[2]	(70)	[2]	0	[1],[2]
Unamortized balance as of December 31	5,460		5,458		5,359	[1]
Accumulated effect of net unrealized investment (gains) losses	(424)		(265)		(164)	[1]
Balance as of December 31	$ 5,036		$ 5,193		$ 5,195	[1]	$ 5,050

[1]	On July 1, 2010, we adopted a new accounting standard related to embedded credit derivatives. The adoption of this standard had a net unfavorable impact of $3 million on DAC.
[2]	Relates to the sale of our Medicare supplement insurance business in 2011. See note 8 for additional information.